SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998

                               [GRAPHIC OMITTED]


                               Mercury
                               International
                               Fund

                               OF MERCURY ASSET
                               MANAGEMENT FUNDS, INC.

                                ----------------
                                    MERCURY
                                ASSET MANAGEMENT
                                ----------------

[GRAPHIC OMITTED]

MERCURY MASTER INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
--------------------------------------------------------------------------------
As a Percentage of Net Assets as of November 30, 1998

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of November 30, 1998):

                     Materials                        2.3%
                     Capital Equipment                6.5%
                     Energy                           7.6%
                     Cash Equivalent                 41.5%
                     Finance                         13.3%
                     Services                        14.9%
                     Consumer Goods                  13.9%


GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------
As a Percent of Net Assets as of November 30, 1998

A pie chart illustrating the following percentages
(As a Percent of Net Assets as of November 30, 1998):

                     Japan                            6.1%
                     Pacific Basin/Asia
                     (Ex Japan & Australia)           0.6%
                     Cash Equivalent                 41.5%
                     Europe                          50.5%
                     Australia                        1.3%


November 30, 1998                      1              Mercury International Fund

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DEAR SHAREHOLDER

We are pleased to provide you with this first report to shareholders for Mercury International Fund of Mercury Asset Management Funds, Inc. The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss our investment strategies, and highlight some of the Portfolio's holdings. Complete performance information can be found on page 5 of this report to shareholders.

Investment Environment

Since the Fund's inception on October 30, 1998, international stock markets have staged a strong rally. Much of this improved sentiment can be attributed to the US Federal Reserve Board's decision to cut interest rates in order to avert a global slowdown in economic growth. In Europe, growth is showing signs of slowing from its high rate at the start of the year. Leading economic indicators there continue to suggest that business and consumer confidence have fallen. The aggressive action by European central banks to reduce interest rates should help ensure that the risk of recession is reduced. However, there has been a significant rise in corporate activity as companies position themselves for the advent of the single European currency. We expect that there will be considerably more merger and acquisition activity in Europe over the next few years and have positioned the Portfolio to take advantage of these opportunities. In particular, we have already seen activity within the healthcare, chemical, oil and financial services sectors. Despite the prospect of a slowdown in corporate profit growth throughout Europe, the easier monetary environment and expectations of further industry consolidation have driven markets higher.

In Japan, the tough economic environment was confirmed recently by the announcement of the fourth successive quarter of negative gross domestic product
(GDP) growth. However, investor sentiment was bolstered by signs that the Japanese government is responding with policy initiatives. Specifically, the bank stabilization bill and potential allocation of 60 trillion yen in public funds to assist with bad debt resolution has assuaged concerns over further financial shocks, though the risk of further individual bank failures remains high. In addition, the government has announced additional fiscal stimulus through a combination of public spending initiatives and tax cuts.

Portfolio Activities

Given our cautious stance on the investment outlook in the short term, we invested cash steadily over the first month of operations as weakness in individual companies' share prices presented buying opportunities. By November month-end, 58.5% of the Portfolio was invested in equities. We initiated positions in what we consider to be attractive sectors with relatively defensive earnings streams. We also concentrated on companies with strong franchises and superior earnings profiles. Within these themes, we favored stocks in the healthcare sector such as Glaxo Wellcome PLC, Novartis AG, SmithKline Beecham PLC and Roche Holding AG. We also preferred the consumer goods sector


November 30, 1998                      2              Mercury International Fund

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and purchased shares of British American Tobacco PLC and Unilever N.V. Another area with attractive secular long-term growth prospects was telecommunications, given the growing penetration of cellular telecommunication systems (for example, Vodafone Group PLC, Mannesmann AG and Swisscom AG) and the prospect for greater data transmission (such as Cable & Wireless PLC and Telecom Italia S.p.A.). Similarly, we favor the technology sector with the increasing application of cellular and other information systems (including Nokia Oyj, Telefonaktiebolaget LM Ericsson, Koninklijke (Royal) Philips Electronics N.V. and SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)).

We expect to maintain a broadly neutral position in the financial services sector because of the low interest rate environment and prospect for further corporate activity in this sector. This is reflected by our holdings in Credit Suisse Group, Axa and Allianz AG. We also favored companies with an emphasis on restructuring and an increased focus on shareholder value, such as Vivendi, Nestle S.A., Siemens AG and Koninklijke Numico N.V.

In Japan, we initiated exposure by establishing positions in companies with resilient earnings and strong balance sheets. Japan Tobacco, Inc. and Yamanouchi Pharmaceutical Co., Ltd. fell into this category. Ahead of likely stimulus measures for the economy, we also created positions in retail through positions in Aoyama Trading Co., Ltd.; in building materials and components through Sekisui Chemical Co., Ltd.; and in chemicals by way of Asahi Chemical Industry Co., Ltd. As a result of the stronger economic growth picture overseas, we invested in Japan's globally competitive manufacturers such as Bridgestone Corporation, Honda Motor Co., Ltd. and Komori Corporation. Finally, within the financial services sector, our exposure is limited to those institutions such as Sumitomo Bank, Ltd. and Bank of Tokyo-Mitsubishi, Ltd., which we believe will emerge from the current uncertain and increasingly deregulated environment in stronger competitive positions.

Investment Outlook

Over the next year, we believe that European equities will provide investors with very attractive opportunities as the benefits of monetary union, a growing equity culture and an emphasis on corporate restructuring and maximizing shareholder value gain momentum. We believe that these factors will drive European stock markets higher over the medium term as Europe is several years behind the United States in these trends. Against this backdrop, we anticipate investing the Portfolio's remaining cash in the coming weeks.

We believe that Japan has the potential to offer investors very exciting returns over the next decade. Since the Portfolio's launch, the economic situation in Japan has deteriorated further. The Japanese economy remains under serious pressure, and it is estimated that the economy is currently contracting at a 3% annual rate. The severity of the economic situation, combined with ongoing concern surrounding Japan's financial sector, is forcing the Japanese authorities into a strong policy response. We have already seen both houses of the Diet pass a 60 trillion yen bank rescue package, a figure that is equivalent to 12% of Japanese GDP. This bill is potentially a major step toward ensuring lasting Japanese financial stability, and we have seen further fiscal measures to back up the rescue plan. Although we believe it is too early to commit further funds to Japanese equities, we anticipate that the time to do so is coming soon. As the Japanese government shows a


November 30, 1998                      3              Mercury International Fund

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greater willingness to embrace economic reform, the relative attraction of Japan will rise, and we expect to increase the Portfolio's exposure.

At November 30, 1998, the Portfolio had no investments in emerging markets. We believe that this is not the time to emphasize emerging markets, given persistent deflation in many of these economies combined with a slowdown in global economic growth. Furthermore, we cannot find companies in these stock markets that offer the same attractive investment opportunities as are available in mainstream developed countries' stock markets.

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                              /s/ Charles Prideaux

Jeffrey Peek                                  Charles Prideaux
President                                     Portfolio Manager

December 28, 1998

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


November 30, 1998                      4              Mercury International Fund

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FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                                                Since Inception
                                                                   Total Return
--------------------------------------------------------------------------------
Class I                                                                   +2.20%
--------------------------------------------------------------------------------
Class A                                                                   +2.20
--------------------------------------------------------------------------------
Class B                                                                   +2.10
--------------------------------------------------------------------------------
Class C                                                                   +2.10
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/30/98.


November 30, 1998                      5              Mercury International Fund

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STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 1998
--------------------------------------------------------------------------------------------
MERCURY INTERNATIONAL FUND
--------------------------------------------------------------------------------------------
Assets:

Investment in Mercury Master International Portfolio, at value (identified
  cost--$257,354,586) (Note 1a)                                                 $262,283,055
Prepaid registration fees and other assets (Note 1d)                                  55,050
                                                                                ------------
Total assets                                                                     262,338,105
                                                                                ------------
--------------------------------------------------------------------------------------------
Liabilities:

Payable to distributor (Note 2)                                                      168,901
Payable to administrator (Note 2)                                                     53,237
Accrued expenses and other liabilities                                                76,468
                                                                                ------------
Total liabilities                                                                    298,606
                                                                                ------------
--------------------------------------------------------------------------------------------
Net Assets:

Net assets                                                                      $262,039,499
                                                                                ============
--------------------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                             $        217
Class A Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                      420
Class B Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                    1,117
Class C Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                                      812
Paid-in capital in excess of par                                                 256,687,748
Undistributed investment income--net                                                 221,098
Undistributed realized capital gains on investments and foreign currency
  transactions from the Portfolio--net                                               199,618
Unrealized appreciation on investments and foreign currency transactions from
  the Portfolio--net                                                               4,928,469
                                                                                ------------
Net assets                                                                      $262,039,499
                                                                                ============
--------------------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $22,148,759 and 2,167,419 shares
  outstanding                                                                   $      10.22
                                                                                ============
Class A--Based on net assets of $42,936,541 and 4,202,565 shares
  outstanding                                                                   $      10.22
                                                                                ============
Class B--Based on net assets of $114,085,862 and 11,174,228 shares
  outstanding                                                                   $      10.21
                                                                                ============
Class C--Based on net assets of $82,868,337 and 8,116,593 shares
  outstanding                                                                   $      10.21
                                                                                ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.


November 30, 1998                      6              Mercury International Fund

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STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to November 30, 1998
---------------------------------------------------------------------------------------
MERCURY INTERNATIONAL FUND
---------------------------------------------------------------------------------------
Investment Income (Notes 1b & 1c):

Investment income allocated from the Portfolio (net of $8,131
  foreign withholding tax)                                                   $  737,976
Expenses allocated from the Portfolio                                          (199,859)
                                                                             ----------
Net investment income from the Portfolio                                        538,117
                                                                             ----------
---------------------------------------------------------------------------------------
Expenses:

Account maintenance and distribution fees--Class B (Note 2)     $   92,288
Account maintenance and distribution fees--Class C (Note 2)         67,672
Administration fee (Note 2)                                         53,237
Registration fees (Note 1d)                                         24,433
Printing and shareholder reports                                    18,433
Transfer agent fees--Class B (Note 2)                               17,244
Transfer agent fees--Class C (Note 2)                               12,677
Account maintenance fees--Class A (Note 2)                           8,941
Organization expenses                                                8,701
Transfer agent fees--Class A (Note 2)                                6,005
Professional fees                                                    3,654
Transfer agent fees--Class I (Note 2)                                2,888
Accounting services (Note 2)                                           388
Other                                                                  458
                                                                ----------
Total expenses                                                                  317,019
                                                                             ----------
Investment income--net                                                          221,098
                                                                             ----------
---------------------------------------------------------------------------------------
Realized & Unrealized Gain from the Portfolio--Net:

Realized gain from the Portfolio on:
  Investments--net                                                 114,263
  Foreign currency transactions--net                                85,355      199,618
                                                                ----------
Unrealized appreciation on investments and foreign currency
  transactions from the Portfolio--net                                        4,928,469
                                                                             ----------
Net realized and unrealized gain on investments and foreign
  currency transactions from the Portfolio                                    5,128,087
                                                                             ----------
Net Increase in Net Assets Resulting from Operations                         $5,349,185
                                                                             ==========
---------------------------------------------------------------------------------------

+     Commencement of operations

      See Notes to Financial Statements.


November 30, 1998                      7              Mercury International Fund

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STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 1998+ to November 30, 1998
---------------------------------------------------------------------------------------
MERCURY INTERNATIONAL FUND
---------------------------------------------------------------------------------------
Increase in Net Assets:
---------------------------------------------------------------------------------------
Operations:

Investment income--net                                                     $    221,098
Realized gain on investments and foreign currency transactions from the
  Portfolio--net                                                                199,618
Unrealized appreciation on investments and foreign currency transactions
  from the Portfolio--net                                                     4,928,469
                                                                           ------------
Net increase in net assets resulting from operations                          5,349,185
                                                                           ------------
---------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):

Net increase in net assets derived from capital share transactions          256,540,314
                                                                           ------------
---------------------------------------------------------------------------------------
Net Assets:

Total increase in net assets                                                261,889,499
Beginning of period                                                             150,000
                                                                           ------------
End of period*                                                             $262,039,499
                                                                           ============
---------------------------------------------------------------------------------------
*Undistributed investment income--net                                      $    221,098
                                                                           ============

+     Commencement of operations.

      See Notes to Financial Statements.


November 30, 1998                       8             Mercury International Fund

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FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following per share data and ratios have been derived from information provided in the financial statements.

                                             For the Period October 30, 1998+ to November 30, 1998
                                           --------------------------------------------------------
Increase in Net Asset Value:               Class I         Class A         Class B          Class C
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $ 10.00         $ 10.00         $ 10.00          $ 10.00
                                           --------------------------------------------------------
Investment income--net                         .01             .01             .01              .01
Realized and unrealized gain on
  investments and foreign currency
  transactions from the Portfolio--net         .21             .21             .20              .20
                                           --------------------------------------------------------
Total from investment operations               .22             .22             .21              .21
                                           --------------------------------------------------------
Net asset value, end of period             $ 10.22         $ 10.22         $ 10.21          $ 10.21
                                           ========================================================
---------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share            2.20%++         2.20%++         2.10%++          2.10%++
                                           ========================================================
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses++                                    1.61%*          1.87%*          2.64%*           2.64%*
                                           ========================================================
Investment income--net                        1.83%*          1.61%*           .82%*            .83%*
                                           ========================================================
---------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)   $22,149         $42,936         $114,086         $82,868
                                           ========================================================
---------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.


November 30, 1998                      9              Mercury International Fund

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NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND
--------------------------------------------------------------------------------

1     Significant Accounting Policies:

      Mercury International Fund (the "Fund") is a part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 30, 1998, the Fund had no operations other than those relating to organizational matters and the issuance of 15,000 capital shares of the Fund on July 29, 1998 to Mercury Asset Management International Ltd. ("Mercury International") for $150,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolios' Notes to Financial Statements, which is included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


November 30, 1998                      10             Mercury International Fund

[GRAPHIC OMITTED]
      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                            Account                Distribution
                                         Maintenance Fee                Fee
      --------------------------------------------------------------------------
      Class A                                 .25%                      --
      --------------------------------------------------------------------------
      Class B                                 .25%                     .75%
      --------------------------------------------------------------------------
      Class C                                 .25%                     .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.



November 30, 1998                      11             Mercury International Fund

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      For the period October 30, 1998 to November 30, 1998, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                      MFD                 MLPF&S
      --------------------------------------------------------------------------
      Class I                                       $  287              $669,634

      Class A                                       $5,005              $299,105
      --------------------------------------------------------------------------

      For the period October 30, 1998 to November 30, 1998, MLPF&S received contingent deferred sales charges of $3,494 and $1,138 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 30, 1998 to November 30, 1998 were $256,690,313 and $73,463, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $256,540,314 for the period October 30, 1998 to November 30, 1998.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period October 30, 1998
      to November 30, 1998+                              Shares   Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      2,203,713   $ 22,066,870
      Shares redeemed                                    (40,044)      (402,145)
                                                      -------------------------
      Net increase                                     2,163,669   $ 21,664,725
                                                      =========================
      -------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.


November 30, 1998                      12             Mercury International Fund

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

      Class A Shares for the Period October 30, 1998
      to November 30, 1998+                             Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      4,278,094   $ 42,772,552
      Shares redeemed                                    (79,279)      (793,264)
                                                      -------------------------

      Net increase                                     4,198,815   $ 41,979,288
                                                      =========================
      -------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.

      Class B Shares for the Period October 30, 1998
      to November 30, 1998+                             Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     11,347,755   $113,504,317
      Shares redeemed                                   (177,277)    (1,771,515)
                                                      -------------------------

      Net increase                                    11,170,478   $111,732,802
                                                      =========================
      -------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.

      Class C Shares for the Period October 30, 1998
      to November 30, 1998+                             Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      8,218,619   $ 82,215,966
      Shares redeemed                                   (105,776)    (1,052,467)
                                                      -------------------------

      Net increase                                     8,112,843   $ 81,163,499
                                                      =========================
      -------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.


November 30, 1998                      13             Mercury International Fund

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SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
EUROPE
==========================================================================================================
Belgium

Insurance                 6,397    Fortis AG                       $  1,923,092   $  2,036,910      0.8%
----------------------------------------------------------------------------------------------------------
Utilities--               3,995    Electrabel S.A.                    1,498,401      1,547,117      0.6
Electric & Gas
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Belgium       3,421,493      3,584,027      1.4
----------------------------------------------------------------------------------------------------------
Finland

Electrical &             24,078    Nokia Oyj (Class A)                2,280,793      2,356,500      0.9
Electronics
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Finland       2,280,793      2,356,500      0.9
----------------------------------------------------------------------------------------------------------
France

Automobiles              18,271    Valeo S.A.                         1,592,931      1,569,363      0.6
----------------------------------------------------------------------------------------------------------
Banking                   7,353    Societe Generale (Class A)         1,019,085      1,161,997      0.4
----------------------------------------------------------------------------------------------------------
Business/                18,713    Vivendi                            4,276,775      4,244,403      1.6
Public Services
----------------------------------------------------------------------------------------------------------
Energy                    6,050    Elf Aquitaine S.A.                   735,101        756,543      0.3
Sources                  24,413    Total S.A. (Class B)               2,957,626      3,035,586      1.2
                                                                   ---------------------------------------
                                                                      3,692,727      3,792,129      1.5
----------------------------------------------------------------------------------------------------------
Insurance                21,539    Axa                                2,563,094      2,792,191      1.1
----------------------------------------------------------------------------------------------------------
Leisure/                 10,348    Accor S.A.                         2,225,674      2,281,386      0.9
Tourism
----------------------------------------------------------------------------------------------------------
Merchandising             1,757    Guilbert S.A.                        247,591        247,910      0.1
                         14,405    Pinault-Printemps-Redoute S.A.     2,461,367      2,464,434      0.9
                                                                   ---------------------------------------
                                                                      2,708,958      2,712,344      1.0
----------------------------------------------------------------------------------------------------------
Metals--                 53,679    Usinor S.A.                          639,809        605,922      0.2
Steel
----------------------------------------------------------------------------------------------------------
                                   Total Investments in France       18,719,053     19,159,735      7.3
----------------------------------------------------------------------------------------------------------
Germany

Automobiles              11,905   +DaimlerChrysler AG                   992,179      1,121,819      0.4
----------------------------------------------------------------------------------------------------------
Banking                  25,812    HypoVereinsbank                    2,047,902      2,241,468      0.9
----------------------------------------------------------------------------------------------------------
Business/                 2,515    SAP AG (Systeme, Anwendun-
Public Services                    gen, Produkte in der Daten-
                                   verarbeitung) (Preferred)          1,304,693      1,313,662      0.5
----------------------------------------------------------------------------------------------------------
Chemicals                37,696    Bayer AG                           1,577,946      1,551,991      0.6
----------------------------------------------------------------------------------------------------------
Electrical &             39,484    Siemens AG                         2,543,364      2,756,056      1.0
Electronics
----------------------------------------------------------------------------------------------------------


November 30, 1998                      14             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
EUROPE (continued)
==========================================================================================================
Germany (concluded)

Insurance                 7,146    Allianz AG                      $  2,496,099   $  2,580,676      1.0%
----------------------------------------------------------------------------------------------------------
Telecommuni-             24,903    Mannesmann AG                      2,579,850      2,703,165      1.0
cations
----------------------------------------------------------------------------------------------------------
Transporta-              28,187    Deutsche Lufthansa AG                633,451        618,597      0.2
tion--Airlines
----------------------------------------------------------------------------------------------------------
Utilities--              21,941    VEBA AG                            1,242,441      1,220,026      0.5
Electric & Gas
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Germany                           15,417,925     16,107,460      6.1
----------------------------------------------------------------------------------------------------------
Greece

Telecommuni-             18,810   +Panafon Hellenic Telecom Co.         339,051        338,214      0.1
cations
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Greece          339,051        338,214      0.1
----------------------------------------------------------------------------------------------------------
Italy

Banking                 456,128    Unicredito Italiano S.p.A.         2,462,925      2,601,112      1.0
----------------------------------------------------------------------------------------------------------
Energy                  308,763    ENI S.p.A.                         1,896,832      1,921,237      0.7
Sources
----------------------------------------------------------------------------------------------------------
Telecommuni-            684,738    Telecom Italia S.p.A.              3,729,131      4,291,374      1.7
cations
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Italy         8,088,888      8,813,723      3.4
----------------------------------------------------------------------------------------------------------
Netherlands

Broadcasting              6,621    Wolters Kluwer N.V.                1,296,829      1,265,922      0.5
& Publishing
----------------------------------------------------------------------------------------------------------
Chemicals                40,907    Akzo Nobel N.V.                    1,673,647      1,682,285      0.6
----------------------------------------------------------------------------------------------------------
Electrical &             27,366    Koninklijke (Royal) Philips
Electronics                        Electronics N.V.                   1,639,345      1,736,931      0.7
----------------------------------------------------------------------------------------------------------
Energy                   56,709    Royal Dutch Petroleum
Sources                            Company                            2,800,496      2,724,792      1.0
----------------------------------------------------------------------------------------------------------
Food &                   45,886    Koninklijke Numico N.V.            1,876,994      1,985,730      0.7
Household                25,490    Unilever N.V.                      1,957,209      1,998,927      0.8
Products                                                           ---------------------------------------
                                                                      3,834,203      3,984,657      1.5
----------------------------------------------------------------------------------------------------------
Insurance                48,589    ING Groep N.V.                     2,549,426      2,790,860      1.1
----------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   Netherlands                       13,793,946     14,185,447      5.4
----------------------------------------------------------------------------------------------------------


November 30, 1998                      15             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
EUROPE (continued)
==========================================================================================================
Spain

Banking                 110,298    Banco Santander, S.A.            $ 2,135,334    $ 2,262,248      0.9%
----------------------------------------------------------------------------------------------------------
Telecommuni-             46,444    Telefonica S.A.                    2,165,203      2,189,323      0.8
cations
----------------------------------------------------------------------------------------------------------
Utilities--              53,122    Endesa S.A.                        1,378,593      1,390,561      0.5
Electric & Gas
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Spain         5,679,130      5,842,132      2.2
----------------------------------------------------------------------------------------------------------
Sweden

Appliances &            115,946    Electrolux AB                      1,790,923      1,772,678      0.7
Household
Durables
----------------------------------------------------------------------------------------------------------
Electrical &             58,135    ABB AB (A Shares)                    637,193        630,772      0.2
Electronics              94,835    Telefonaktiebolaget LM
                                   Ericsson (Class B)                 2,324,094      2,642,588      1.0
                                                                   ---------------------------------------
                                                                      2,961,287      3,273,360      1.2
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Sweden        4,752,210      5,046,038      1.9
----------------------------------------------------------------------------------------------------------
Switzerland

Banking                   9,388    Credit Suisse Group
                                   (Registered)                       1,487,456      1,620,017      0.6
                          5,252    UBS AG                             1,498,629      1,586,022      0.6
                                                                   ---------------------------------------
                                                                      2,986,085      3,206,039      1.2
----------------------------------------------------------------------------------------------------------
Business/                 4,287    Adecco S.A.                        1,787,968      1,867,934      0.7
Public Services
----------------------------------------------------------------------------------------------------------
Food &                    1,594    Nestle S.A. (Registered
Household                          Shares)                            3,458,128      3,323,699      1.3
Products
----------------------------------------------------------------------------------------------------------
Health &                  2,038    Novartis AG (Registered
Personal Care                      Shares)                            3,784,075      3,839,200      1.5
                            234    Roche Holding AG                   2,793,201      2,759,275      1.0
                                                                   ---------------------------------------
                                                                      6,577,276      6,598,475      2.5
----------------------------------------------------------------------------------------------------------
Telecommuni-              5,073   +Swisscom AG (Registered)           1,679,049      1,714,344      0.7
cations
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Switzerland                       16,488,506     16,710,491      6.4
----------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace               166,980    British Aerospace PLC              1,289,783      1,435,618      0.6
& Military
Technology
----------------------------------------------------------------------------------------------------------


November 30, 1998                      16             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
EUROPE (concluded)
==========================================================================================================
United Kingdom (concluded)

Banking                  82,187    Barclays PLC                     $ 1,788,259    $ 1,864,844      0.7%
                         26,369    HSBC Holdings PLC                    647,116        713,632      0.3
                        247,983    Lloyds TSB Group PLC               3,178,577      3,447,692      1.3
                                                                   ---------------------------------------
                                                                      5,613,952      6,026,168      2.3
----------------------------------------------------------------------------------------------------------
Beverages &             154,409   +British American Tobacco PLC       1,378,692      1,416,083      0.5
Tobacco                 199,943    Diageo PLC                         2,193,792      2,240,333      0.9
                                                                   ---------------------------------------
                                                                      3,572,484      3,656,416      1.4
----------------------------------------------------------------------------------------------------------
Broadcasting            223,998    Reed International PLC             1,844,902      1,763,190      0.7
& Publishing
----------------------------------------------------------------------------------------------------------
Energy                  166,128    British Petroleum
Sources                            Company PLC                        2,536,686      2,590,665      1.0
----------------------------------------------------------------------------------------------------------
Health &                147,790    Glaxo Wellcome PLC                 4,686,060      4,675,238      1.8
Personal                168,507    SmithKline Beecham PLC             2,169,996      2,068,843      0.8
Care                     47,786    Zeneca Group PLC                   1,896,710      1,987,183      0.8
                                                                   ---------------------------------------
                                                                      8,752,766      8,731,264      3.4
----------------------------------------------------------------------------------------------------------
Insurance               103,756   +Allied Zurich PLC                  1,297,615      1,481,037      0.6
                        100,297    CGU PLC                            1,606,900      1,590,552      0.6
                                                                   ---------------------------------------
                                                                      2,904,515      3,071,589      1.2
----------------------------------------------------------------------------------------------------------
Merchan-                165,846    Marks & Spencer PLC                1,239,517      1,127,558      0.4
dising                  449,029    Tesco PLC                          1,269,689      1,326,368      0.5
                                                                   ---------------------------------------
                                                                      2,509,206      2,453,926      0.9
----------------------------------------------------------------------------------------------------------
Recreation &            146,530    EMI Group PLC                        870,422        872,912      0.3
Other Con-
sumer Goods
----------------------------------------------------------------------------------------------------------
Telecommuni-             46,990    British Telecommunications
cations                            PLC                                  634,840        643,994      0.2
                        163,503    Cable & Wireless PLC               1,893,889      2,077,557      0.8
                        140,082    Vodafone Group PLC                 1,972,007      2,068,912      0.8
                                                                   ---------------------------------------
                                                                      4,500,736      4,790,463      1.8
----------------------------------------------------------------------------------------------------------
Transpor-               116,541    Peninsular and Oriental
tation--                           Stream Navigation Company          1,271,529      1,413,522      0.5
Shipping
----------------------------------------------------------------------------------------------------------
Utilities--             204,841    BG PLC                             1,385,909      1,404,509      0.5
Electric &               89,512    National Grid Group PLC              701,436        711,606      0.3
Gas                     119,193    Southern Electric PLC              1,267,471      1,371,929      0.5
                                                                   ---------------------------------------
                                                                      3,354,816      3,488,044      1.3
----------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   United Kingdom                    39,021,797     40,293,777     15.4
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Europe                           128,002,792    132,437,544     50.5
----------------------------------------------------------------------------------------------------------


November 30, 1998                      17             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
==========================================================================================================
Australia

Banking                  94,000    Colonial Limited                  $  311,390     $  323,730      0.1%
                         37,000    Commonwealth Bank of
                                   Australia                            473,871        510,680      0.2
                                                                   ---------------------------------------
                                                                        785,261        834,410      0.3
----------------------------------------------------------------------------------------------------------
Beverages               248,000    Foster's Brewing Group
& Tobacco                          Limited                              629,292        650,280      0.3
----------------------------------------------------------------------------------------------------------
Electrical &            201,000   +Telstra Corporation Limited          811,910        894,833      0.4
Electronics
----------------------------------------------------------------------------------------------------------
Merchan-                 90,000    Woolworths Ltd.                      321,365        316,915      0.1
dising
----------------------------------------------------------------------------------------------------------
Metals/                  25,000    Rio Tinto Limited                    312,650        322,260      0.1
Non-Ferrous
----------------------------------------------------------------------------------------------------------
Utilities--              42,000    Australian Gas Light
Electric & Gas                     Company Limited                      311,383        312,716      0.1
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Australia                          3,171,861      3,331,414      1.3
----------------------------------------------------------------------------------------------------------
Hong Kong

Banking                  11,000    HSBC Holdings PLC                    253,043        282,725      0.1
----------------------------------------------------------------------------------------------------------
Industrial--             54,000    Hutchison Whampoa Limited            391,204        383,597      0.2
Components
----------------------------------------------------------------------------------------------------------
Telecommu-              128,800    Hong Kong Telecommuni-
nications                          cations Ltd.                         258,830        246,205      0.1
----------------------------------------------------------------------------------------------------------
Utilities--              91,000    Hong Kong and China Gas
Electric & Gas                     Company Ltd.                         128,000        120,471      0.0
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Hong Kong                          1,031,077      1,032,998      0.4
----------------------------------------------------------------------------------------------------------
Japan

Appliances &             26,000    Matsushita Electric
Household                          Industrial Company, Ltd.             403,604        418,401      0.2
Durables                 23,000    Pioneer Electronic
                                   Corporation                          386,552        378,535      0.1
                                                                   ---------------------------------------
                                                                        790,156        796,936      0.3
----------------------------------------------------------------------------------------------------------
Automobiles              10,000    Honda Motor Co., Ltd.                314,626        359,233      0.1
----------------------------------------------------------------------------------------------------------
Banking                  33,000    Bank of Tokyo-Mitsubishi, Ltd.       330,534        359,395      0.1
                         40,000    Sanwa Bank Ltd.                      335,140        362,484      0.1
                         31,000    Sumitomo Bank, Ltd.                  323,651        344,920      0.1
                                                                   ---------------------------------------
                                                                        989,325      1,066,799      0.3
----------------------------------------------------------------------------------------------------------


November 30, 1998                      18             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
==========================================================================================================
Japan (continued)

Beverages                    55    Japan Tobacco, Inc.             $    477,332   $    482,770      0.2%
& Tobacco
----------------------------------------------------------------------------------------------------------
Building                 85,000    Sekisui Chemical Co., Ltd.           493,927        518,124      0.2
Materials &
Components
----------------------------------------------------------------------------------------------------------
Chemicals               146,000    Asahi Chemical Industry
                                   Co., Ltd.                            644,122        607,542      0.2
                        133,000    Toray Industries, Inc.               647,120        632,355      0.2
                                                                   ---------------------------------------
                                                                      1,291,242      1,239,897      0.4
----------------------------------------------------------------------------------------------------------
Construction             90,000    Nishimatsu Construction
& Housing                          Co. Ltd.                             491,584        493,742      0.2
----------------------------------------------------------------------------------------------------------
Data                     44,000    Fujitsu Limited                      484,039        508,518      0.2
Processing &
Reproduction
----------------------------------------------------------------------------------------------------------
Electrical &             91,000    Hitachi Ltd.                         494,259        548,041      0.2
Electronics                 110    NTT Data Corporation                 480,206        480,982      0.2
                                                                   ---------------------------------------
                                                                        974,465      1,029,023      0.4
----------------------------------------------------------------------------------------------------------
Electronic                6,000   +Fujitsu Support and
Components/                        Service Inc.                         304,920        335,501      0.1
Instruments               5,000    Rohm Company Ltd.                    454,396        422,627      0.2
                                                                   ---------------------------------------
                                                                        759,316        758,128      0.3
----------------------------------------------------------------------------------------------------------
Financial                82,000    Nomura Securities Co., Ltd.          651,606        797,741      0.3
Services
----------------------------------------------------------------------------------------------------------
Food &                   23,000    Kao Corporation                      472,452        435,549      0.2
Household
Products
----------------------------------------------------------------------------------------------------------
Health &                  9,000    Nichii Gakkan Company                338,630        343,791      0.1
Personal                 14,000    Takeda Chemical Industries           472,365        472,204      0.2
Care                     16,000    Yamanouchi Pharmaceutical
                                   Co., Ltd.                            472,954        468,140      0.2
                                                                   ---------------------------------------
                                                                      1,283,949      1,284,135      0.5
----------------------------------------------------------------------------------------------------------
Industrial--             21,000    Bridgestone Corporation              484,126        491,547      0.2
Components
----------------------------------------------------------------------------------------------------------
Insurance                27,000    Tokio Marine & Fire Insurance
                                   Co., Ltd.                            323,651        305,023      0.1
----------------------------------------------------------------------------------------------------------


November 30, 1998                      19             Mercury International Fund

[GRAPHIC OMITTED]

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
==========================================================================================================
Japan (concluded)

Machinery &              25,000    Komori Corporation              $    482,907   $    519,140      0.2%
Engineering
----------------------------------------------------------------------------------------------------------
Merchan-                 12,000    JUSCO Co., Ltd.                      212,008        228,706      0.1
dising                   14,000    Tokyo Electron Limited               469,298        523,407      0.2
                                                                   ---------------------------------------
                                                                        681,306        752,113      0.3
----------------------------------------------------------------------------------------------------------
Metals--                355,000    Nippon Steel Corporation             643,817        646,294      0.2
Steel
----------------------------------------------------------------------------------------------------------
Real Estate              68,000    Mitsubishi Estate Company
                                   Limited                              647,215        649,935      0.3
----------------------------------------------------------------------------------------------------------
Telecommu-                  170    NTT Mobile Communication
nications                          Network, Inc. (a)                    624,564        649,382      0.3
                             99    Nippon Telegraph & Telephone
                                   Corporation (NTT)                    802,376        740,248      0.3
                                                                   ---------------------------------------
                                                                      1,426,940      1,389,630      0.6
----------------------------------------------------------------------------------------------------------
Textiles &               19,000    Aoyama Trading Co., Ltd.             479,683        523,488      0.2
Apparel
----------------------------------------------------------------------------------------------------------
Utilities--              43,000    Tokyo Electric Power               1,108,342        982,038      0.4
Electric & Gas
----------------------------------------------------------------------------------------------------------
                                   Total Investments in Japan        15,752,006     16,029,803      6.1
----------------------------------------------------------------------------------------------------------
New Zealand

Telecommu-               53,000    Telecom Corporation of
nications                          New Zealand Limited                  233,083        226,198      0.1
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   New Zealand                          233,083        226,198      0.1
----------------------------------------------------------------------------------------------------------
Singapore

Broadcasting             30,000    Singapore Press Holdings
& Publishing                       Ltd. (Foreign)                       266,039        318,955      0.1
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Singapore                            266,039        318,955      0.1
----------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   Pacific Basin/Asia                20,454,066     20,939,368      8.0
----------------------------------------------------------------------------------------------------------


November 30, 1998                      20             Mercury International Fund

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                 In US Dollars
                                                                   ---------------------------------------
                       Shares                                                        Value      Percent of
Industries              Held                       Investments         Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------------
Commercial       US$ 13,000,000    CIT Group Holdings,
Paper*                             Inc. (The), 5.44% due
                                   12/01/1998                      $ 13,000,000   $ 13,000,000      5.0%
                     13,000,000    Ford Motor Credit
                                   Company, 5.51% due
                                   12/01/1998                        13,000,000     13,000,000      5.0
                     13,000,000    General Electric
                                   Capital Corp.,
                                   5.45% due
                                   12/01/1998                        13,000,000     13,000,000      5.0
                     10,005,000    General Motors
                                   Acceptance
                                   Corp., 5.50% due
                                   12/01/1998                        10,005,000     10,005,000      3.7
                     13,000,000    Rabobank
                                   Nederland N.V.,
                                   5.40% due
                                   12/01/1998                        13,000,000     13,000,000      5.0
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Commercial Paper                  62,005,000     62,005,000     23.7
----------------------------------------------------------------------------------------------------------
Foreign          DEM 87,000,000    German Treasury
Government                         Bill, 3.27% due
Obligations*                       4/16/1999                         50,939,026     50,848,168     19.3
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Foreign Government
                                   Obligations                       50,939,026     50,848,168     19.3
                                                                   =======================================
----------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Short-Term Securities            112,944,026    112,853,168     43.0
                                                                   =======================================
----------------------------------------------------------------------------------------------------------
                                   Total Investments               $261,400,884    266,230,080    101.5
                                                                   ============
                                   Time Deposits**                                  25,669,249      9.8

                                   Liabilities in Excess of
                                   Other Assets                                    (29,616,172)   (11.3)
                                                                                  ------------------------
                                   Net Assets                                     $262,283,157    100.0%
                                                                                  ========================
----------------------------------------------------------------------------------------------------------

* Commercial Paper and certain Foreign Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
** Time deposits bear interest at 5%, 3% and 3.33% and mature on 12/01/1998, 12/01/1998 and 12/02/1998, respectively.
+     Non-income producing security.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.


November 30, 1998                      21             Mercury International Fund

[GRAPHIC OMITTED]

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 1998
---------------------------------------------------------------------------------------------
MERCURY MASTER INTERNATIONAL PORTFOLIO
=============================================================================================
Assets:

Investments, at value (identified cost--$261,400,884) (Note 1a)                  $266,230,080
Cash                                                                                      902
Foreign cash (Note 1c)                                                                252,507
Time deposits (Note 1c)                                                            25,669,249
Receivables:
  Contributions                                                   $  2,695,258
  Securities sold                                                      474,250
  Dividends                                                             52,261
  Interest                                                               2,236      3,224,005
                                                                  ------------
Other assets                                                                          240,430
                                                                                 ------------
Total assets                                                                      295,617,173
                                                                                 ------------
---------------------------------------------------------------------------------------------
Liabilities:

Payables:
  Securities purchased                                              32,822,358
  Withdrawals                                                          331,799
  Investment adviser (Note 2)                                          159,784     33,313,941
                                                                  ------------
Accrued expenses and other liabilities                                                 20,075
                                                                                 ------------
Total liabilities                                                                  33,334,016
                                                                                 ------------
---------------------------------------------------------------------------------------------
Net Assets:

Net assets                                                                       $262,283,157
                                                                                 ============
---------------------------------------------------------------------------------------------
Net Assets Consist of:

Partners' capital                                                                $257,354,686
Unrealized appreciation on investments and foreign currency
  transactions--net                                                                 4,928,471
                                                                                 ------------
Net assets                                                                       $262,283,157
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


November 30, 1998                      22             Mercury International Fund

[GRAPHIC OMITTED]

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to November 30, 1998
---------------------------------------------------------------------------------------
MERCURY MASTER INTERNATIONAL PORTFOLIO
=======================================================================================
Investment Income (Notes 1d & 1e):

Interest and discount earned                                                $   685,481
Dividends (net of $8,131 foreign withholding tax)                                52,496
                                                                            -----------
Total income                                                                    737,977
                                                                            -----------
---------------------------------------------------------------------------------------
Expenses:

Investment advisory fees (Note 2)                             $   159,784
Custodian fees                                                     20,047
Accounting services (Note 2)                                        9,735
Trustees' fees and expenses                                         4,367
Professional fees                                                   2,717
Organization expenses                                               2,184
Pricing fees                                                          552
Other                                                                 473
                                                              -----------
Total expenses                                                                  199,859
                                                                            -----------
Investment income--net                                                          538,118
                                                                            -----------
---------------------------------------------------------------------------------------
Realized & Unrealized Gain on Investments &
Foreign Currency Transactions--Net (Notes 1b,
1c, 1e & 3):

Realized gain from:
  Investments--net                                                114,263
  Foreign currency transactions--net                               85,355       199,618
                                                              -----------
Unrealized appreciation on:
  Investments--net                                              4,829,196
  Foreign currency transactions--net                               99,275     4,928,471
                                                              -------------------------
Net realized and unrealized gain on investments and foreign
  currency transactions                                                       5,128,089
                                                                            -----------
Net Increase in Net Assets Resulting from Operations                        $ 5,666,207
                                                                            ===========
---------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


November 30, 1998                      23             Mercury International Fund

[GRAPHIC OMITTED]

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 1998+ to November 30, 1998
--------------------------------------------------------------------------------------------
MERCURY MASTER INTERNATIONAL PORTFOLIO
============================================================================================
Increase in Net Assets
--------------------------------------------------------------------------------------------
Operations:

Investment income--net                                                          $    538,118
Realized gain on investments and foreign currency transactions--net                  199,618
Unrealized appreciation on investments and foreign currency transactions--net      4,928,471
                                                                                ------------
Net increase in net assets resulting from operations                               5,666,207
                                                                                ------------
--------------------------------------------------------------------------------------------
Net Capital Contributions:

Increase in net assets derived from net capital contributions                    256,616,950
                                                                                ------------
--------------------------------------------------------------------------------------------
Net Assets:

Total increase in net assets                                                     262,283,157
Beginning of period                                                                       --
                                                                                ------------
End of period                                                                   $262,283,157
                                                                                ============
--------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


November 30, 1998                      24             Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================
The following ratios have been derived from information
provided in the financial statements.                        For the Period
                                                            October 30, 1998+
                                                          to November 30, 1998
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                   .94%*
                                                                   ===========
Investment income--net                                                    2.53%*
                                                                   ===========
--------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)                           $   262,283
                                                                   ===========
Portfolio turnover                                                         .82%
                                                                   ===========
--------------------------------------------------------------------------------
*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


November 30, 1998                      25             Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation


November 30, 1998                      26             Mercury International Fund

[GRAPHIC OMITTED]
      margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts. Premium or discount is amortized over the life of the contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


November 30, 1998                      27             Mercury International Fund

[GRAPHIC OMITTED]

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.75% of the average daily value of the Portfolios' net assets. Mercury International has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury International, FAM, PSI, and/or ML & Co.


November 30, 1998                      28             Mercury International Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 30, 1998 to November 30, 1998 were $149,430,599 and $1,088,004, respectively.

      Net realized gains for the period October 30, 1998 to November 30, 1998 and net unrealized gains (losses) as of November 30, 1998 were as follows:

                                                 Realized           Unrealized
                                                   Gains          Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term                                    $  114,263           $ 4,920,054
  Short-term                                           --               (90,858)
                                               --------------------------------
Total investments                                 114,263             4,829,196
                                               --------------------------------
Currency transactions:
  Foreign currency transactions                    85,355                99,275

Total currency transactions                        85,355                99,275
                                               --------------------------------
Total                                          $  199,618           $ 4,928,471
                                               ================================
--------------------------------------------------------------------------------

      As of November 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $4,829,196, of which $6,074,732 related to appreciated securities and $1,245,536 related to depreciated securities. At November 30, 1998, the aggregate cost of investments for Federal income tax purposes was $261,400,884.

4     Commitments:

      At November 30, 1998, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $26,595,000 and $972,000, respectively.


November 30, 1998                      29             Mercury International Fund

[GRAPHIC OMITTED]

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 1998
================================================================================

Ten Largest                            Percent of
Equity Holdings                        Net Assets
-------------------------------------------------
Glaxo Wellcome PLC                         1.8%
-------------------------------------------------
Telecom Italia S.p.A                       1.7
-------------------------------------------------
Vivendi                                    1.6
-------------------------------------------------
Novartis AG (Registered Shares)            1.5
-------------------------------------------------
Lloyds TSB Group PLC                       1.3
-------------------------------------------------
Nestle S.A. (Registered Shares)            1.3
-------------------------------------------------
Total S.A. (Class B)                       1.2
-------------------------------------------------
Axa                                        1.1
-------------------------------------------------
ING Groep N.V                              1.1
-------------------------------------------------
Roche Holding AG                           1.0
-------------------------------------------------

                                       Percent of
Ten Largest Countries                  Net Assets
-------------------------------------------------
United Kingdom                            15.4%
-------------------------------------------------
France                                     7.3
-------------------------------------------------
Switzerland                                6.4
-------------------------------------------------
Germany                                    6.1
-------------------------------------------------
Japan                                      6.1
-------------------------------------------------
Netherlands                                5.4
-------------------------------------------------
Italy                                      3.4
-------------------------------------------------
Spain                                      2.2
-------------------------------------------------
Sweden                                     1.9
-------------------------------------------------
Belgium                                    1.4
-------------------------------------------------

Ten Largest Industries                 Percent of
(Equity Investments)                   Net Assets
-------------------------------------------------
Banking                                    7.5%
-------------------------------------------------
Telecommunications                         6.9
-------------------------------------------------
Health & Personal Care                     6.4
-------------------------------------------------
Insurance                                  5.3
-------------------------------------------------
Electrical & Electronics                   4.6
-------------------------------------------------
Energy Sources                             4.2
-------------------------------------------------
Utilities--Electric & Gas                  3.4
-------------------------------------------------
Food & Household Products                  3.0
-------------------------------------------------
Business/Public Services                   2.8
-------------------------------------------------
Merchandising                              2.3
-------------------------------------------------


November 30, 1998                   30                Mercury International Fund

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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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